Financial Instruments - Schedule of Fair Value of Contingent Consideration Classified as Level 3 (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	¥ 5,844	¥ 27,770
Additions arising from business combinations	0	5,203
Reversal from sale of intangible assets associated with products	0	(11,479)
Changes in the fair value during the period	2,605	(10,705)
Settled and paid during the period	(728)	(6,293)
Foreign currency translation differences	418	1,348
Contingent liabilities recognised in business combination at end of period	8,139	5,844
Within one year
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	606
Contingent liabilities recognised in business combination at end of period	918	606
Between one and three years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	2,869
Contingent liabilities recognised in business combination at end of period	4,537	2,869
Between three and five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	2,000
Contingent liabilities recognised in business combination at end of period	2,980	2,000
More than five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	980
Contingent liabilities recognised in business combination at end of period	¥ 1,031	¥ 980